BALANCE SHEETS (Unaudited) (Parenthetical) - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	25,000,000	25,000,000
Preferred Stock, Shares Outstanding		0
Common Stock, Par or Stated Value Per Share		$ 0.001
Common Stock, Shares Authorized		500,000,000
Common Stock, Shares, Outstanding	471,086,221	227,097,537
Series A Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share		$ 0.001
Preferred Stock, Shares Authorized		1,000,000
Preferred Stock, Shares Outstanding		1,000,000
Series B Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share		$ 0.001
Preferred Stock, Shares Authorized		1,900,000
Preferred Stock, Shares Outstanding		1,833,000
Series C Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share		$ 0.001
Preferred Stock, Shares Authorized		1,000,000
Preferred Stock, Shares Outstanding	0	163,950
Notes Payable [Member]
Debt Instrument, Unamortized Discount	$ 29,161	$ 0
Convertible Notes Payable [Member]
Debt Instrument, Unamortized Discount	$ 4,061	$ 105,354